Share-based Payments (Summaries of Options Granted) (Details) - Share option incentive scheme [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
As at 1 January	19,104,500	38,510,000
Exercised during the year	(9,636,900)	(14,176,600)
Forfeited during the year	(9,467,600)	(5,228,900)
As at 31 December	0	19,104,500